CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Millions	Share capital [member]	Legal reserve of Eni SpA [member]	Reserve for treasury shares [member]	Reserve of cash flow hedges [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Reserve of remeasurements of defined benefit plans [member]	Other reserves [member]	Cumulative currency translation differences [member]	Treasury Shares [member]	Retained Earnings [member]	Interim dividend [member]	Net profit (loss) [Member]	Other comprehensive income (loss) related to discontinued operations [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2014	€ 4,005	€ 959	€ 6,201	€ (284)	€ 11	€ (122)	€ 207	€ 4,439	€ (581)	€ 49,068	€ (2,020)	€ 1,303		€ 63,186	€ 2,455	€ 65,641
Statement Line Items [Line Items]
Net profit (loss) for the year												(8,778)		(8,778)	(595)	(9,373)
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect						14								14	1	15
Reclassification of ’’Other comprehensive loss" related to discontinued operations						8							€ (8)
Other comprehensive income that will not be reclassified to profit or loss, net of tax						22							(8)	14	1	15
Items that may be reclassified to profit or loss in later periods
Currency translation differences						(1)		4,722		54				4,775	62	4,837
Change of the fair value of other available-for-sale financial instruments net of tax effect					(3)									(3)		(3)
Change of the fair value of cash flow hedge derivatives net of tax effect				(194)										(194)	3	(191)
Share of "Other comprehensive income" on equity-accounted entities							(9)							(9)		(9)
Reclassification adjustments of other comprehensive income related to discontinued operations will be reclassified to profit or loss, net of tax				4				(32)					28
Other comprehensive income that will be reclassified to profit or loss, net of tax				(190)	(3)	(1)	(9)	4,690		54			28	4,569	65	4,634
Total comprehensive income (loss) of the year				(190)	(3)	21	(9)	4,690		54		(8,778)	20	(4,195)	(529)	(4,724)
Transactions with shareholders
Dividend distribution of Eni SpA											2,020	(4,037)		(2,017)		(2,017)
Interim dividend distribution of Eni SpA											(1,440)			(1,440)		(1,440)
Dividend distribution of other companies															(21)	(21)
Allocation of net loss										(2,734)		2,734
Payments and reimbursements by/to minority shareholders														1		1
Increase (decrease) in equity										(2,734)	580	(1,303)		(3,457)	(20)	(3,477)
Other changes in shareholders' equity
Elimination of intercompany profit between companies with different Group interest										(28)				(28)	28
Exclusion from the scope of consolidation of non-significant companies and changes in non-controlling interests										(7)				(7)	(10)	(17)
Reclassification of the reserve for treasury shares			(5,620)							5,620
Other changes							(18)			12				(6)	(8)	(14)
Increase (decrease) through other changes, equity			(5,620)				(18)			5,597				(41)	10	(31)
Balance at Dec. 31, 2015	4,005	959	581	(474)	8	(101)	180	9,129	(581)	51,985	(1,440)	(8,778)	20	55,493	1,916	57,409
Statement Line Items [Line Items]
Net profit (loss) for the year												(1,464)		(1,464)	7	(1,457)
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect						(19)								(19)		(19)
Other comprehensive income that will not be reclassified to profit or loss, net of tax						(19)								(19)		(19)
Items that may be reclassified to profit or loss in later periods
Currency translation differences						8		1,190						1,198		1,198
Change of the fair value of other available-for-sale financial instruments net of tax effect					(4)									(4)		(4)
Change of the fair value of cash flow hedge derivatives net of tax effect				663										663		663
Share of "Other comprehensive income" on equity-accounted entities							32							32		32
Other comprehensive income that will be reclassified to profit or loss, net of tax				663	(4)	8	32	1,190						1,889		1,889
Total comprehensive income (loss) of the year				663	(4)	(11)	32	1,190				(1,464)		406	7	413
Transactions with shareholders
Dividend distribution of Eni SpA										(1,028)	1,440	(1,852)		(1,440)		(1,440)
Interim dividend distribution of Eni SpA											(1,441)			(1,441)		(1,441)
Dividend distribution of other companies															(4)	(4)
Allocation of net loss										(10,630)		10,630
Increase (decrease) in equity										(11,658)	(1)	8,778		(2,881)	(4)	(2,885)
Other changes in shareholders' equity
Exclusion from the scope of consolidation of non-significant companies and changes in non-controlling interests															(1,872)	(1,872)
Reclassification to profit and loss account of amounts previously recognized in other comprehensive income related to Saipem										(8)			(20)	(28)		(28)
Other changes							(1)			48				47	2	49
Increase (decrease) through other changes, equity							(1)			40			€ (20)	19	(1,870)	(1,851)
Balance at Dec. 31, 2016	4,005	959	581	189	4	(112)	211	10,319	(581)	40,367	(1,441)	(1,464)		53,037	49	53,086
Statement Line Items [Line Items]
Net profit (loss) for the year												3,374		3,374	3	3,377
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect						(4)								(4)		(4)
Other comprehensive income that will not be reclassified to profit or loss, net of tax						(4)								(4)		(4)
Items that may be reclassified to profit or loss in later periods
Currency translation differences						2		(5,575)						(5,573)		(5,573)
Change of the fair value of other available-for-sale financial instruments net of tax effect					(4)									(4)		(4)
Change of the fair value of cash flow hedge derivatives net of tax effect				(6)										(6)		(6)
Share of "Other comprehensive income" on equity-accounted entities							69							69		69
Other comprehensive income that will be reclassified to profit or loss, net of tax				(6)	(4)	2	69	(5,575)						(5,514)		(5,514)
Total comprehensive income (loss) of the year				(6)	€ (4)	(2)	69	(5,575)				3,374		(2,144)	3	(2,141)
Transactions with shareholders
Dividend distribution of Eni SpA											1,441	(2,881)		(1,440)		(1,440)
Interim dividend distribution of Eni SpA											(1,441)			(1,441)		(1,441)
Dividend distribution of other companies															(3)	(3)
Allocation of net loss										(4,345)		4,345
Increase (decrease) in equity										(4,345)		1,464		(2,881)	(3)	(2,884)
Other changes in shareholders' equity
Other changes								74		(56)				18		18
Increase (decrease) through other changes, equity								74		(56)				18		18
Balance at Dec. 31, 2017	€ 4,005	€ 959	€ 581	€ 183		€ (114)	€ 280	€ 4,818	€ (581)	€ 35,966	€ (1,441)	€ 3,374		€ 48,030	€ 49	€ 48,079